Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions		Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Stage 3 allowance		$ (5,370)	$ (4,249)	$ (5,728)	$ (6,889)	$ (7,817)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	[1]	308	310	303
Credit related fair value adjustments		(69)	(69)	(68)
Carrying value		239	241	235
Carrying value net related allowance		238	240	234
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Stage 3 allowance		$ (1)	$ (1)	$ (1)

[1]	Represents principal amount owed net of write-offs.